Business Acquisitions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Business Acquisitions

7. Business Acquisitions

Acquisitions in 2017

During 2017, the Company acquired all the shares and business of RNL Facilities Corporation (RNL) and acquired certain assets and liabilities of Inventrix Engineering, Inc. (Inventrix) and North State Resources, Inc. (NSR).

The preliminary fair values of the net assets recognized in the Company’s consolidated financial statements were based on management’s best estimates of the acquired identifiable assets and liabilities at the acquisition dates. During 2018, management finalized the fair value assessments of assets and liabilities acquired from RNL, Inventrix, and NSR. There were no material measurement period adjustments.

Acquisitions in 2018

On March 23, 2018, the Company acquired all the shares and business of ESI Limited (ESI) for cash consideration and notes payable. ESI, based in Shrewsbury, England, enhances the Company’s Consulting Services-Global group of cash generating units (CGUs) and has capabilities in groundwater, land, and sustainable development.

On March 30, 2018, the Company acquired certain assets and liabilities of Occam Engineers Inc. (OEI) for cash consideration and notes payable. OEI, based in Albuquerque, New Mexico, enhances the Company’s Consulting Services-United States CGU, and provides expertise in civil engineering, public works, transportation, development engineering, planning and feasibility, program management, water resources, and value analysis.

On April 1, 2018, the Company acquired all the shares and business of Traffic Design Group Limited (TDG) for cash consideration and notes payable. TDG, a transportation planning and traffic engineering design firm based in Wellington, New Zealand, enhances the Company’s Consulting Services-Global group of CGUs.

On May 18, 2018, the Company acquired all the shares and business of Norwest Corporation (NWC) for cash consideration and notes payable. NWC, based in Calgary, Alberta, enhances the Company’s Consulting Services-Canada CGU, and provides expertise in geotechnical, geological, and mining fields.

On May 25, 2018, the Company acquired all the shares and business of Cegertec Experts Conseils Inc. (Cegertec) for cash consideration and notes payable. Cegertec, based in Chicoutimi, Quebec, enhances the Company’s Consulting Services-Canada CGU, and provides expertise in engineering, project management, risk management, construction supervision, and structural inspections and inventory.

On September 7, 2018, the Company acquired all the partnership interests and business of Peter Brett Associates LLP and all the shares and business of PBA International Limited (collectively, PBA). PBA is a partnership practice of engineers, planners, scientists, and economists delivering projects in various sectors. PBA, based in Reading, England, enhances the Company’s Consulting Services-Global group of CGUs.

On October 15, 2018, the Company acquired certain assets and liabilities of True Grit Engineering Limited (TGE) for cash consideration and notes payable. TGE, based in Thunder Bay, Ontario, enhances the Company’s Consulting Services-Canada CGU, and has expertise in infrastructure engineering, project management and planning, and environmental services.

During 2018, management finalized the fair value assessments of assets and liabilities acquired from ESI, OEI, and TDG. As at February 28, 2019, management received vendor approval of the adjustments to the closing financial statements for PBA, NWC, and Cegertec. Management was also reviewing the vendors’ closing financial statements for TGE. Once these financial statement reviews are complete and approvals are obtained, the valuation of acquired intangibles and goodwill will be finalized. No significant measurement period adjustments were recorded during the year ended December 31, 2018.

Aggregate consideration for assets acquired and liabilities assumed

Details of the aggregate consideration transferred and the fair value of the identifiable assets and liabilities acquired at the date of acquisition are as follows:

For acquisitions completed in 2018		Total
	Note	$

Cash consideration		88.0
Notes payable		55.6

Consideration		143.6

Assets and liabilities acquired
Cash acquired		7.8
Non-cash working capital
Trade receivables		34.7
Unbilled receivables		6.4
Accounts payable		(19.8)
Other non-cash working capital		(0.6)
Property and equipment	11	4.4
Intangible assets	13	33.0
Deferred tax assets	26	1.9
Net employee defined benefit liability	18	(16.5)
Provisions	17	(1.4)
Deferred tax liabilities	26	(2.6)

Total identifiable net assets at fair value		47.3
Goodwill arising on acquisitions	12	96.3

Consideration		143.6

Trade receivables and unbilled receivables assumed from acquired companies are recognized at fair value at the time of acquisition, and their fair value approximated their net carrying value.

Goodwill consists of the value of expected synergies arising from an acquisition, the expertise and reputation of the assembled workforce acquired, and the geographic location of the acquiree. Goodwill relating to acquisitions completed in 2018 added to our Consulting Services – Canada, Consulting Services – United States, and Consulting Services – Global cash generating units (CGUs). For acquisitions completed in 2018, $3.6 of goodwill and intangible assets is deductible for income tax purposes.

The fair values of provisions are determined at the acquisition date. These liabilities relate to claims that are subject to legal arbitration and onerous contracts. For the acquisitions completed in 2018, the Company assumed $0.8 in provisions for claims. At December 31, 2018, provisions for claims outstanding relating to all prior acquisitions were $11.1, based on their expected probable outcome. Certain of these claims are indemnified by the acquiree (note 14).

For business combinations that occurred in 2018, gross revenue earned in 2018 since the acquired entities’ acquisition dates is approximately $86. The Company integrates the operations and systems of acquired entities shortly after the acquisition date; therefore, it is impracticable to disclose the acquiree’s earnings in its consolidated financial statements since the acquisition date. It is also impracticable to disclose what the Company’s gross revenue and profit from continuing operations would have been had the business combinations, that occurred in 2018, taken place at the beginning of the year.

In 2018, directly attributable acquisition-related costs of $0.7 have been expensed and are included in administrative and marketing expenses. These costs consist primarily of legal, accounting, and financial advisory fees and costs directly related to acquisitions.

Consideration paid and outstanding

Details of the consideration paid in 2018 for current and past acquisitions are as follows:

December 31
2018
$

Cash consideration (net of cash acquired)	80.2
Payments on notes payable from previous acquisitions	42.0

Total net cash paid	122.2

Total notes payable and adjustments to these obligations are as follows:
December 31
2018
$

Balance, beginning of the year	58.8
Additions for acquisitions in the year	55.6
Other adjustments	(0.2)
Payments	(42.0)
Interest	0.9
Impact of foreign exchange	3.0

Total notes payable	76.1